Intangibles and other assets (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about intangible assets [abstract]
Disclosure of detailed information about intangible assets [Table Text Block]
	Dec. 31, 2020		Dec. 31, 2019
Cost
Balance, beginning of year		$21,538		$18,557
Additions		1,466		2,325
Disposals		—		(96)
Effects of movement in exchange rates		346		752
Balance, end of year		23,350		21,538

Accumulated amortization
Balance, beginning of year		16,511		14,395
Additions		1,138		1,606
Disposals		—		(96)
Effects of movement in exchange rates		292		606
Balance, end of year		17,941		16,511
Intangibles, net book value		$5,409	$